Derivative Financial Instrument (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	May 07, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Gain /(Loss) on derivative financial instrument		$ (3,352)	$ 0
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		639,000
Fair value of derivative liability		$ 3,349		$ 0
$675 Million Credit Facility | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative, Inception date	Jul. 29, 2020
Derivative, Maturity date	Sep. 30, 2024
Derivative, Fixed Interest Rate	0.41%
Derivative Underlying	LIBOR